Finance Income And Costs - Summary of Finance Income And Cost (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Finance Income And Costs [Line Items]
Finance income	₩ 5,268	₩ 3,476	₩ 4,187
Finance costs	2,686	3,833	1,594
Interest income
Disclosure Of Finance Income And Costs [Line Items]
Finance income	1,383	1,088	1,626
Unrealized foreign currency gain
Disclosure Of Finance Income And Costs [Line Items]
Finance income	134	321	119
Gain on foreign currency transactions
Disclosure Of Finance Income And Costs [Line Items]
Finance income	3,751	2,067	2,442
Unrealized foreign currency loss
Disclosure Of Finance Income And Costs [Line Items]
Finance costs	211	682	267
Loss on foreign currency transactions
Disclosure Of Finance Income And Costs [Line Items]
Finance costs	2,360	2,965	1,050
Other
Disclosure Of Finance Income And Costs [Line Items]
Finance costs	₩ 115	₩ 186	₩ 277